Cover	Oct. 02, 2024
Cover [Abstract]
Entity Registrant Name	Internet Sciences Inc
Entity Central Index Key	0001720286
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	false
Document Period End Date	Oct. 02, 2024
Entity File Number	000-55897
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	81-2775456
Entity Address Address Line 1	667 Madison Ave
Entity Address Address Line 2	5th Floor
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10065
City Area Code	212
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	823-6272
Security 12b Title	18,800,000